COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.      COMMITMENTS AND CONTINGENCIES

In conjunction with the Cleave assignment agreement entered into on July 18, 2023 (see Note 1), the Company is responsible for certain milestone and royalty payments. As of December 31, 2023, no milestones have been achieved.

In conjunction with the BioInvent agreement entered into during 2020 (see Note 1), the Company is responsible for certain milestone and royalty payments. As of December 31, 2023, no milestones have been achieved.

In conjunction with the Black Belt agreement entered into during 2019 (see Note 1), the Company is responsible for certain milestone and royalty payments. In June 2021, the Company achieved the First-Patient-In (FPI) in the Phase 1 dose escalation and expansion study of CID-103, and made $750,000 milestone payment in June 2021 and 250,000 euros ($305,000) in August 2021. As of December 31, 2023, no other milestones have been achieved.

In conjunction with the Pharmathen agreement entered into during 2019 (see Note 1), the Company is responsible for one remaining milestone payment. In January 2023, the Company and Pharmathen terminated this exclusive distribution license by entering into a termination agreement, and the Company has no further obligation for milestone payment.

In conjunction with the FOLOTYN® Assignment Agreement and Payment Agreement entered into in July 2023 (see Note 1), in addition to the $2 million upfront payment already paid in 2023, the Company is responsible for certain contingent Deferred Payments up to $10.0 million to MICL and certain contingent payment up to $750,000 to Acrotech. As of December 31, 2023, none of these contingent payments are considered probable based on the uncertainties of the successful renewal of the drug license in China.

The Company is subject in the normal course of business to various legal proceedings in which claims for monetary or other damages may be asserted. Management does not believe such legal proceedings, unless otherwise disclosed herein, are material.